Segment Information	12 Months Ended
Aug. 31, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION
23.	SEGMENT INFORMATION

The CODM reviews financial information of operating segments based on internal management report when making decisions about allocating resources and assessing the performance of the Group.

During the year ended August 31, 2019, the Group acquired the overseas businesses and has assessed these businesses as one additional reportable segment. As of August 31, 2019, the Group has five reportable segments, including International Schools, Bilingual Schools, Kindergartens, Overseas Schools and Complementary Education Services. During the year ended August 31, 2020, the Group changed its internal management structure and expanded the service offerings in utilizing technology to deliver online study programs, which forms an additional reportable segment called, Education Technology.

During the year ended August 31, 2021, in response to the Implementation Rules, the Group reorganized its business units and made change in its reportable segments. As of August 31, 2021, the Group has identified three reportable segments, including Overseas Schools, Complementary Education Services, and Domestic Kindergartens and K-12 Operation Services. Given the change in the composition of the Group’s reportable segments, prior year segment information was recast to conform to the current year’s presentation.

The Group’s CODM evaluates performance based on the operating segment’s revenue and their operating results. The revenue and operating results by segments were as follows:

For the year ended August 31, 2019

	Continuing operations
	Overseas Schools	Complementary Education Services	Domestic Kindergartens & K-12 Operation Services	Total
	RMB	RMB	RMB	RMB
Revenue	181,793	448,561	36,292	666,646
Costs of revenue	(148,332)	(285,556)	(42,250)	(476,138)
Segment profit	33,461	163,005	(5,958)	190,508

For the year ended August 31, 2020

	Continuing operations
	Overseas Schools	Complementary Education Services	Domestic Kindergartens & K-12 Operation Services	Total
	RMB	RMB	RMB	RMB
Revenue	835,927	540,387	100,033	1,476,347
Costs of revenue	(588,840)	(338,363)	(132,334)	(1,059,537)
Segment profit	247,087	202,024	(32,301)	416,810

For the year ended August 31, 2021

	Continuing operations
	Overseas Schools	Complementary Education Services	Domestic Kindergartens & K-12 Operation Services	Total
	RMB	RMB	RMB	RMB
Revenue	502,607	625,640	273,533	1,401,780
Costs of revenue	(513,871)	(382,548)	(283,844)	(1,180,263)
Segment profit	(11,264)	243,092	(10,311)	221,517

The Group’s CODM review the financial position at consolidated level, thus total assets of each operating segment is not presented.

GEOGRAPHIC INFORMATION

The Group’s revenues are attributed to geographic areas based on the selling location.

The following table presents total revenues from continuing operations for the years ended August 31, 2019, 2020 and 2021 from a geographical perspective:

	For the year ended August 31,
	2019	2020	2021
Revenues from sales originated:
China **	469,719	638,435	911,562
Canada	10,226	16,914	9,265
US	24,977	188,111	61,641
UK	161,724	632,887	419,312
Total	666,646	1,476,347	1,401,780

The following table presents long-lived assets from continuing operations including property and equipment, net, and operating lease right-of-use assets as of August 31, 2020 and 2021 from a geographical perspective:

	As of August 31,
	2020	2021
China **	354,656	426,131
Canada	12,918	10,411
US	440,053	398,708
UK	1,566,622	1,457,975
Total	2,374,249	2,293,225

**	Includes mainland China and Hong Kong.